STOCKHOLDERS' EQUITY (Details)																	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 17, 2021 USD ($) $ / shares shares	May 19, 2021 shares	Apr. 15, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Feb. 05, 2021 shares	Oct. 11, 2020 USD ($) shares	Apr. 01, 2020 USD ($) shares	Aug. 14, 2019 USD ($)	Jul. 31, 2019 USD ($) shares	Jul. 22, 2019 USD ($) shares	Jul. 19, 2019 USD ($) $ / shares shares	Jul. 08, 2019 USD ($) $ / shares shares	Dec. 12, 2018 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) shares	Jun. 20, 2018 USD ($) $ / shares shares	Jun. 20, 2018 $ / shares $ / shares	Mar. 31, 2018 $ / shares shares	May 19, 2021 USD ($) shares	Nov. 30, 2021 USD ($) $ / shares shares	Nov. 30, 2020 USD ($)	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($)	Oct. 31, 2021 $ / shares shares	Apr. 30, 2021 USD ($)
STOCKHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized | shares																			750,000,000		750,000,000	750,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																			$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized | shares																			20,000,000		20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																			$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding | shares																			128,158,082		127,221,416	126,521,416
Common Stock, Shares, Issued | shares																			128,158,082		127,221,416	126,521,416
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares						50,000	150,000												50,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)						$ 14,970	$ 28,500
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition (in Dollars)																					$ (80,813)
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares		250,000			250,000																500,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)																					$ 215,500
Share-Based Payment Arrangement, Noncash Expense (in Dollars)							$ 28,500												$ 0	$ 53,876	109,313	$ 154,014
Gain (Loss) on Extinguishment of Debt (in Dollars)								$ 275,000													(6,105,679)	0
Stock Issued During Period, Value, Issued for Services (in Dollars)																						45,000
Debt Conversion, Converted Instrument, Shares Issued | shares											15,677	16,644
Warrants and Rights Outstanding, Term	3 years		5 years								3 years	3 years					5 years
Class of Warrant or Rights, Granted | shares	468,333										7,838	8,322	1,074,720		2,317,842		205,238
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 0.4		$ 0.4	$ 1.1							$ 1.1	$ 1.1			$ 0.45	$ 0.45	$ 1.25		$ 0.4125
Debt Conversion, Original Debt, Amount (in Dollars)	$ 281,000										$ 12,542	$ 13,315
Warrant Description			each warrant issuable pursuant to conversion of such debentures is exercisable for one share of the Company’s common stock at a price equal to 137.5% of the conversion price (presently $0.4125 per share) until July 14, 2024	each warrant issuable pursuant to conversion of the Canaccord Debentures is exercisable for one share of the Company’s common stock at a price equal to $0.40 per share until March 31, 2024
Unit, Description															Each warrant entitles the holder to purchase one unit, which consists of one share of common stock and a warrant to purchase one share of common stock, for C$0.65 per share		Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share
Class of Warrants or Rights, Value (in Dollars)															$ 1,495,373
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)															$ 1,495,373
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares	936,666
Cancellation of Contract (in Dollars)																			$ 0	$ (25,750)	(25,750)	0
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 0.3	$ 0.3									$ 0.8											$ 0.8
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			10,382,785	22,516,374									8,408,400											3,893,545
Debt Instrument, Face Amount (in Dollars)																									$ 6,229,672
Warrants Issued Price Per Warrant (in Dollars per share) | $ / shares																$ 0.45
Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars)																						$ 10
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																			936,666			32,321
Additional Paid-in Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt (in Dollars)																					(6,105,679)
Stock Issued During Period, Value, Issued for Services (in Dollars)																						$ 22,490
To Be Issued to Officers [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares																						154,014
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)																						$ 791,668
Stock To Be Issued [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars)																						$ 45,000
Stock Issued During Period, Shares, Issued for Services | shares																						200,000
WestPark Capital Inc [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrant Description															Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share.
WestPark Capital Inc [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted | shares																	205,238
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																	$ 1.25
U.S. Convertible Debentures 1, 2, and 4 [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt (in Dollars)																					3,286,012
Canaccord Debentures [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt (in Dollars)																					2,819,667
Service Provider [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Cancellation on Contract (in Dollars)																					$ 22,500
Stock Repurchased and Retired During Period, Shares | shares																			100,000		100,000
Stock Issued During Period, Value, Issued for Services (in Dollars)																						$ 22,500
Stock Issued During Period, Shares, Issued for Services | shares																						100,000
Cancellation of Contract (in Dollars)																			$ 22,500
Service [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Cancellation on Contract (in Dollars)																					$ 3,250
Stock Repurchased and Retired During Period, Shares | shares																			25,000		25,000
Cancellation of Contract (in Dollars)																			$ 3,250
Debenture Offering, Advisory and Agent Fees [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Unit Exercise Price (in Dollars per share) | $ / shares													$ 1.1
Debenture Offering, Advisory and Agent Fees [Member] | Debenture Offering [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted | shares													1,074,720
Unit, Description													Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share
Warrant, Term of Warrants													3 years
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)													$ 874,457
Compensation Warrants [Member] | Debenture Offering [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted | shares													268,680
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																							$ 874,457
Chief Executive Officer [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares										500,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)										$ 355,000								$ 215,500
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition (in Dollars)																						$ 29,583	325,417
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares		250,000			250,000									500,000				500,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)														$ 355,000
Share-Based Payment Arrangement, Noncash Expense (in Dollars)																					$ 80,811	107,751	26,938
Chief Executive Officer [Member] | Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)										50
Chief Executive Officer [Member] | Additional Paid-in Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)										$ 354,950
Chief Operating Officer [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares										50,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)										$ 35,495
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition (in Dollars)																						2,958	$ 32,542
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares									50,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)									$ 35,000
Chief Operating Officer [Member] | Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)																						5
Chief Operating Officer [Member] | Additional Paid-in Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)																						$ 35,495
Officer [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares																			125,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)																			$ 53,876